Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 01, 2012
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks returns that exceed the rate of inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		97.40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities.
These are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The inflation-indexed securities issued by the U.S. Treasury and some foreign government issuers, for example, accrue inflation into the principal value of the bond. Other issuers may pay out the
Consumer Price Index accruals as part of a semi-annual coupon.

The fund primarily invests in high quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation which are rated investment grade or the unrated equivalent as determined by The Dreyfus Corporation. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities.

The fund seeks to keep the average effective duration of its portfolio at two to ten years. The fund may invest in individual fixed-income securities of any maturity or duration. The fund may adjust its portfolio holdings or average effective duration based on actual or anticipated changes in interest rates
		or credit quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. Securities issued by the U.S. Treasury or U.S. government agencies generally present minimal credit risk. However, a security backed by the U.S.
Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

o Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The
U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

o Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global
		economic conditions affect the demand for these securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
		www.dreyfus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Institutional Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Institutional shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less
		than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1, 2008: 5.33% Worst Quarter Q3, 2008: -3.41% The year-to-date total return of the fund's Institutional shares as of 9/30/12 was 5.81%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Institutional shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Institutional shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual
		retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund | Barclays U.S. Treasury Inflation Protected Securities Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Treasury Inflation Protected Securities Index reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2002
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	468
Annual Return 2003	rr_AnnualReturn2003	8.85%
Annual Return 2004	rr_AnnualReturn2004	7.55%
Annual Return 2005	rr_AnnualReturn2005	2.15%
Annual Return 2006	rr_AnnualReturn2006	0.09%
Annual Return 2007	rr_AnnualReturn2007	11.12%
Annual Return 2008	rr_AnnualReturn2008	(1.17%)
Annual Return 2009	rr_AnnualReturn2009	10.40%
Annual Return 2010	rr_AnnualReturn2010	5.88%
Annual Return 2011	rr_AnnualReturn2011	13.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Institutional shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.41%)
Label	rr_AverageAnnualReturnLabel	Institutional shares returns before taxes
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	7.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2002
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional shares returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	11.33%
5 Years	rr_AverageAnnualReturnYear05	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2002
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional shares returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2002
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Label	rr_AverageAnnualReturnLabel	Investor shares returns before taxes
1 Year	rr_AverageAnnualReturnYear01	12.84%
5 Years	rr_AverageAnnualReturnYear05	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2002